Long-term Debt - Summary of Transactions of Long Term Debt (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 CAD ($)
Disclosure Of Detailed Information About Borrowings [Abstract]
Balance at January 1	$ 8,834
Stated and accreted interest	619
Repayment of principal	(165)
Repayment of stated interest	(503)
Balance at June 30	$ 8,785